Long-term debt (Schedule of borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total debt	$ 1,180,274	$ 1,135,675
Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Total debt	1,185,805	1,139,695	$ 991,558
Unamortized transaction costs - revolving credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Less: Unamortized transaction costs - revolving credit facilities	$ (5,531)	$ (4,020)	$ (6,303)